INTANGIBLE ASSETS AND GOODWILL - Overview of methods and key assumptions used to determine recoverable amounts for CGUs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 16,280	$ 4,031
Operating segments | Wireless
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	1,634	1,160
Carrying value of indefinite-life intangible assets	$ 11,851
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	2.00%
Pre-tax discount rates (%)	8.50%
Operating segments | Cable
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 13,677	1,902
Operating segments | Cable | Cable group
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	13,598
Carrying value of indefinite-life intangible assets	$ 0
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	1.00%
Pre-tax discount rates (%)	7.90%
Operating segments | Media
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 969	$ 969
Carrying value of indefinite-life intangible assets	$ 232
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	2.00%
Pre-tax discount rates (%)	13.20%